Condensed Consolidated Statements of Changes In Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2021	$ 50	$ 751,963	$ 372,003	$ 3,272,095	$ 231,213	$ 4,627,324
Balance (in Shares) at Dec. 31, 2021	5,000,000
Dividend				(352,123)		(352,123)
Net income (loss)				2,133,188		2,133,188
Appropriation to statutory reserve			93,569	(93,569)
Shareholders’ contribution		145,345				145,345
Foreign currency translation adjustment					(479,845)	(479,845)
Balance at Dec. 31, 2022	$ 50	897,308	465,572	4,959,591	(248,632)	6,073,889
Balance (in Shares) at Dec. 31, 2022	5,000,000
Net income (loss)				562,327		562,327
Foreign currency translation adjustment					(244,187)	(244,187)
Balance at Jun. 30, 2023	$ 50	897,308	465,572	5,521,918	(492,819)	6,392,029
Balance (in Shares) at Jun. 30, 2023	5,000,000
Balance at Dec. 31, 2022	$ 50	897,308	465,572	4,959,591	(248,632)	6,073,889
Balance (in Shares) at Dec. 31, 2022	5,000,000
Net income (loss)				1,506,702		1,506,702
Foreign currency translation adjustment					(133,740)	(133,740)
Balance at Dec. 31, 2023	$ 50	897,308	465,572	6,466,293	(382,372)	7,446,851
Balance (in Shares) at Dec. 31, 2023	5,000,000
Net income (loss)				(265,842)		(265,842)
Shares issued in connection with initial public offering	$ 12	2,314,837				2,314,849
Shares issued in connection with initial public offering (in Shares)	1,207,500
Foreign currency translation adjustment					(12,400)	(12,400)
Balance at Jun. 30, 2024	$ 62	$ 3,212,145	$ 465,572	$ 6,200,451	$ (394,772)	$ 9,483,458
Balance (in Shares) at Jun. 30, 2024	6,207,500